KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 132.1%
Equity Investments(1) — 130.6%
Midstream Company(2) — 68.5%
BP Midstream Partners LP(3)	91	$1,044
Cheniere Energy, Inc.(4)(5)	222	14,974
Cheniere Energy Partners, L.P.(3)(5)	101	4,007
DCP Midstream, LP — Series A Preferred Units(3)(6)	6,005	5,164
Enbridge Inc.(7)	348	11,764
Energy Transfer LP(3)	1,235	9,437
EnLink Midstream Partners, LP, — Series C Preferred Units(8)	8,605	5,131
Enterprise Products Partners L.P.(3)	604	12,882
Enterprise Products Partners L.P. — Convertible Preferred Units(3)(9)10)(11)	13	12,971
Equitrans Midstream Corporation(5)	163	1,177
Equitrans Midstream Corporation — Convertible Preferred Shares(5)(9)(10)(12)	238	4,316
Kinder Morgan, Inc.(5)	1,158	17,028
KNOT Offshore Partners LP(13)	297	4,936
ONEOK, Inc.	269	11,926
Magellan Midstream Partners, L.P.(3)	156	6,500
MPLX LP(3)	548	13,057
Pembina Pipeline Corporation(7)	389	9,877
Phillips 66 Partners LP(3)	35	926
Plains GP Holdings, L.P.(14)(15)	695	5,988
Plains GP Holdings, L.P. — Plains AAP, L.P.(9)(13)(14)(15)	690	5,944
Rattler Midstream LP(13)	421	4,630
Targa Resources Corp.(16)	1,025	31,716
TC Energy Corporation(5)(7)(17)	313	13,123
TC PipeLines, LP(3)(5)(17)	265	7,726
The Williams Companies, Inc.(5)(16)	1,347	30,772

		247,016

Renewable Infrastructure Company(2)(5) — 33.5%
Acciona, S.A.(7)	9	1,449
Aker Horizons AS(4)(7)	187	867
Atlantica Sustainable Infrastructure plc(7)	498	17,995
Brookfield Renewable Partners L.P.(7)	412	17,396
Brookfield Renewable Corporation — Class A(7)	202	9,309
Clearway Energy, Inc. — Class A	231	6,030
Clearway Energy, Inc. — Class C	102	2,804
EDP Renováveis, S.A.(7)	61	1,339
Innergex Renewable Energy Inc.(7)	460	8,701
Enviva Partners, LP(3)	231	12,237
MPC Energy Solutions N.V.(4)(7)	184	923
NextEra Energy Partners, LP	244	17,724
Northland Power Inc.(7)	349	11,575
Orsted A/S(7)	25	4,078
Terna Energy S.A.(7)	309	4,515
TransAlta Renewables Inc.(7)	242	3,834

		120,776

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Utility Company(2)(5) — 25.8%
AB Ignitis Grupe(4)(7)	94	$2,364
Algonquin Power & Utilities Corp.(7)	594	9,177
Avangrid, Inc.	77	3,505
Dominion Energy, Inc.	87	5,964
Duke Energy Corporation	55	4,665
EDP — Energias de Portugal, S.A.(7)	1,352	7,757
Enel — Società per Azioni(7)	837	7,892
Engie SA(7)	225	3,278
Evergy, Inc.	56	3,025
Eversource Energy	65	5,150
Iberdrola, S.A.(7)	433	5,427
NextEra Energy, Inc.	156	11,492
Sempra Energy	61	7,029
SSE plc(7)	283	5,244
The AES Corporation	119	3,155
TransAlta Corporation(7)	297	2,595
Xcel Energy Inc.	87	5,074

		92,793

Other Energy Company(2) — 2.0%
Phillips 66	86	7,117

Other(2) — 0.8%
Flughafen Zurich AG(7)	17	3,006

Total Equity Investments (Cost — $477,011)		470,708

	Interest Rate	Maturity Date	Principal Amount
Debt Instruments — 1.5%
Midstream Company(2) — 1.5%
Buckeye Partners, L.P. (Cost — $5,222)	6.375%	1/22/78	$6,680	5,411

Total Long-Term Investments — 132.1% (Cost — $482,233)				476,119

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Strike Price	Expiration Date	No. of Contracts	Notional Amount(18)	Value
Liabilities
Call Option Contracts Written(4)
Midstream Company(2)
Targa Resources Corp.	$35.00	3/19/21	400	$1,237	$(8)
Targa Resources Corp.	36.00	3/19/21	250	773	(3)
The Williams Companies, Inc.	23.00	3/19/21	500	1,142	(31)

Total Call Option Contracts Written (Premiums Received — $71)					(42)

Debt					(97,515)
Mandatory Redeemable Preferred Stock at Liquidation Value					(22,188)
Other Assets in Excess of Other Liabilities					4,024

Net Assets Applicable to Common Stockholders					$360,398

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Refer to the “Glossary of Key Terms” for the definitions.

(3)

Securities are treated as a qualified publicly-traded partnership for RIC qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as qualified publicly-traded partnerships. The Fund had 17.8% of its total assets invested in qualified publicly-traded partnerships at February 28, 2021. It is the Fund’s intention to be treated as a RIC for tax purposes.

(4)	Security is non-income producing.

(5)

For the purposes of the Fund’s investment policies, it considers NextGen companies to be Energy Companies and Infrastructure Companies that are meaningfully participating in, or benefitting from, the Energy Transition. For these purposes we include Renewable Infrastructure Companies, Green Utilities and Midstream Companies that primarily own and/or operate Midstream Assets related to natural gas or liquefied natural gas.

(6)

Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units. Distributions are payable at a rate of 7.375% per annum through December 15, 2022. On and after December 15, 2022, distributions on the Series A Preferred Units will be payable at a rate equal to the three-month LIBOR plus 5.148% per annum.

(7)	Foreign security.

(8)

Series C Preferred Units are cumulative redeemable perpetual units. Distributions on the Series C Preferred Units are payable at a rate of 6.0% per annum through December 15, 2022. On and after December 15, 2022, the rate will be based on three-month LIBOR, determined quarterly, plus 4.11%.

(9)

The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of February 28, 2021, the aggregate value of restricted securities held by the Fund was $23,231 (4.8% of total assets), which included $5,944 of Level 2 securities and $17,287 of Level 3 securities. See Note 7 — Restricted Securities.

(10)	Fair valued on a recurring basis using significant unobservable inputs (Level 3). See Notes 2 and 3 in Notes to Financial Statements.

(11)	On September 30, 2020, the Fund purchased, Series A Cumulative Convertible Preferred Units (“EPD Convertible Preferred Units”) from Enterprise Products Partners, L.P. (“EPD”). The EPD

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions, and pay a distribution of 7.25% per annum. The EPD Convertible Preferred Units are convertible into EPD common units at anytime after September 29, 2025 at the liquidation preference amount divided by 92.5% of the 5-day volume weighted average price of the EPD’s common units at such time.

(12)

The Equitrans Midstream Corporation (“ETRN”) Convertible Preferred Shares are convertible on a one-for-one basis into common shares of ETRN after April 10, 2021. The ETRN Convertible Preferred Shares pay quarterly cash distributions based on an annual rate of (a) 9.75% through March 31, 2024 and (b) the greater of (i) 10.5% or (ii) LIBOR plus 8.15% thereafter.

(13)	This company is structured like an MLP, but is not treated as a qualified publicly-traded partnership for regulated investment company (“RIC”) qualification purposes.

(14)	The Fund believes that it is an affiliate of Plains AAP, L.P. (“PAGP-AAP”) and Plains GP Holdings, L.P. (“PAGP”). See Note 5 — Agreements and Affiliations.

(15)

The Fund’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or Plains All American Pipeline, L.P. (“PAA”) units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 28, 2021, the Fund’s PAGP-AAP investment is valued at PAGP’s closing price. See Note 7 — Restricted Securities.

(16)	Security or a portion thereof is segregated as collateral on option contracts written.

(17)

On March 3, 2021, TC Energy Corporation (“TRP”) and TC Pipelines, LP (“TCP”) completed their previously announced stock-for-unit merger. TCP unitholders received 0.70 TRP common shares for each TCP common unit held.

(18)

The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of February 28, 2021.

At February 28, 2021, the Fund’s geographic allocation was as follows:

Geographic Location	% of Long-Term Investments
United States	65.7%
Canada	20.4%
Europe/U.K.	13.9%

See accompanying notes to financial statements.